Summary of Option Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Exercise Price
Beginning Balance	$ 6.38	$ 6.13	$ 6.16
Options Forfeited / canceled / expired	5.05	4.05	6.25
Ending Balance	6.56	6.38	6.13
Exercisable at December 31	6.56	6.38	6.13
Ending Balance	$ 6.56	$ 6.38	$ 6.13
No. of Shares
Beginning Balance	33,000	37,000	49,000
Options exercised	0	0	0
Options Forfeited / canceled / expired	(4,000)	(4,000)	(12,000)
Ending Balance	29,000	33,000	37,000
Exercisable at December 31	29,000	33,000	37,000
Vested and expected to vest at December 31	29,000	33,000	37,000
Weighted- Average Remaining Contractual Term
Balance at December 31	8 months 1 day
Exercisable at December 31	8 months 1 day
Vested and expected to vest at December 31	8 months 1 day